FINANCIAL RISK MANAGEMENT - Disclosure of capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Current portion of long-term debt	$ 32,853	$ 27,658
Long-term debt	764,355	610,233
Cash	(172,732)	(96,477)	$ (120,858)
Net debt	624,476	541,414
Shareholders equity	$ 503,222	$ 434,148	$ 356,409